Trade and Other Receivables - Disclosure of Ageing of Loss Allowance for Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Collateral pledged or held for receivables	R 0	R 0
Trade and other receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,640	1,639
Trade and other receivables | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	64
Trade and other receivables | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21	22
Trade and other receivables | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15	42
Trade and other receivables | Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54	42
Trade and other receivables | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153	138
Trade and other receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(212)	(211)
Trade and other receivables | Loss allowance | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12)	(29)
Trade and other receivables | Loss allowance | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(14)
Trade and other receivables | Loss allowance | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(9)
Trade and other receivables | Loss allowance | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(50)	(38)
Trade and other receivables | Loss allowance | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(134)	(121)
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Gross | Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,364	1,331
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Loss allowance | Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R 0	R 0